Business Segments - Segment information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Segment Information
Net sales	$ 7,990	$ 8,172	$ 7,810	$ 7,685	$ 7,329	$ 7,709	$ 7,662	$ 7,409	$ 31,657	$ 30,109	$ 30,274
Operating Income									7,692	7,027	6,980
Assets	37,987				32,906				37,987	32,906	32,883
Depreciation and amortization									1,544	1,474	1,435
Capital expenditures									1,373	1,420	1,461
Industrial | Previously Reported
Business Segment Information
Increase decrease in capital expenditures due to immaterial revision									(54)
Health Care | Previously Reported
Business Segment Information
Increase decrease in depreciation and amortization expense due to immaterial revision									(71)
Increase decrease in capital expenditures due to immaterial revision									54
Electronics and Energy | Previously Reported
Business Segment Information
Increase decrease in depreciation and amortization expense due to immaterial revision									71
Business Segments | Industrial
Business Segment Information
Net sales									11,866	11,217	11,243
Operating Income									2,490	2,528	2,498
Assets	9,895				9,140				9,895	9,140	9,205
Depreciation and amortization									432	407	374
Capital expenditures									381	360	317
Business Segments | Safety and Graphics
Business Segment Information
Net sales									6,235	5,948	5,808
Operating Income									2,066	1,403	1,359
Assets	9,874				7,626				9,874	7,626	7,709
Depreciation and amortization									275	277	258
Capital expenditures									184	228	207
Business Segments | Health Care
Business Segment Information
Net sales									5,853	5,606	5,490
Operating Income									1,764	1,731	1,749
Assets	4,757				4,293				4,757	4,293	4,391
Depreciation and amortization									175	175	179
Capital expenditures									137	136	168
Business Segments | Electronics and Energy
Business Segment Information
Net sales									5,501	4,926	5,398
Operating Income									1,377	1,145	1,171
Assets	4,291				4,335				4,291	4,335	4,530
Depreciation and amortization									240	223	275
Capital expenditures									152	187	202
Business Segments | Consumer
Business Segment Information
Net sales									4,731	4,578	4,518
Operating Income									1,004	1,054	1,074
Assets	2,706				2,497				2,706	2,497	2,386
Depreciation and amortization									112	114	108
Capital expenditures									109	109	124
Corporate and Unallocated
Business Segment Information
Net sales									3	6	4
Operating Income									(395)	(321)	(361)
Assets	$ 6,464				$ 5,015				6,464	5,015	4,662
Depreciation and amortization									310	278	241
Capital expenditures									410	400	443
Elimination of Dual Credit
Business Segment Information
Net sales									(2,532)	(2,172)	(2,187)
Operating Income									$ (614)	$ (513)	$ (510)